Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 555,596	¥ 517,869
Deferred tax liabilities	(1,584,505)	(1,659,433)
Net deferred tax assets and liabilities	(1,028,909)	(1,141,564)
Deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,906,926	2,129,712
Deferred tax assets [Member] | Defined Benefit Plan [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	177,494	156,650
Deferred tax assets [Member] | Accrued expenses and liabilities for quality assurance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	886,672	821,680
Deferred tax assets [Member] | Other accrued employees' compensation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	160,993	146,548
Deferred tax assets [Member] | Operating loss carryforwards for tax purposes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	357,926	44,324
Deferred tax assets [Member] | Allowance for doubtful accounts and credit losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	130,858	115,209
Deferred tax assets [Member] | Property plant equipment and other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	339,623	340,410
Deferred tax assets [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	853,359	504,892
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,935,835)	(3,271,276)
Deferred tax liabilities [Member] | Changes in fair value of financial instruments measured in other comprehensive income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(751,808)	(727,581)
Deferred tax liabilities [Member] | Undistributed earnings of foreign subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(48,979)	(63,179)
Deferred tax liabilities [Member] | Undistributed earnings of associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,289,418)	(1,223,489)
Deferred tax liabilities [Member] | Basis difference of acquired assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(90,855)	(71,386)
Deferred tax liabilities [Member] | Capitalised development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(171,315)	(181,775)
Deferred tax liabilities [Member] | Lease transactions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,337,570)	(860,487)
Deferred tax liabilities [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	¥ (245,890)	¥ (143,379)